Derivative Liabilities (Details Narrative)	9 Months Ended
Sep. 30, 2025 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain on derivative liabilities	$ 17,778,006
Interest expense	$ 5,662,276